Cash and Cash Equivalents (Details) - CAD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Cash and Cash Equivalents
Cash at bank and on hand	$ 6,313	$ 3,629
Short-term bank deposits	528	4,947
Cash and cash equivalents	$ 6,841	$ 8,576	$ 17,906